OPERATING SEGMENTS (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING SEGMENTS
	Three Months Ended March 31, 2025
	Precision Metal Parts	Services	Smart Carts	Total
Revenues
External	$1,354	$426	$194	$1,974
Inter-segment	-	97	-	97
Total	1,354	523	194	2,071

Cost of revenues
External	899	381	68	1,348
Inter-segment	-	-	97	97
Total	899	381	165	1,445

Segment operational loss (gain)	(74)	856	6,746	7,528
Gain on revaluation of warrant liability				(400)
Financial expenses, net				(375)
Tax expenses				-
Loss				$6,753

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 8 - OPERATING SEGMENTS (CONTINUED)

	Three Months Ended March 31, 2024
	Precision Metal Parts	Services	Smart Carts	Total
Revenues
External	$1,183	$458	$56	$1,697
Inter-segment	-	34	-	34
Total	1,183	492	56	1,731

Cost of revenues
External	871	454	45	1,370
Inter-segment	-	-	34	34
Total	871	454	79	1,404

Segment operational loss	21	371	3,330	3,722
Gain on revaluation of warrant liability				(3,354)
Financial expenses, net				28
Tax expenses				-
Loss				$396

	As at March 31, 2025
	Precision Metal Parts	Services	Smart Carts	Total
Segment assets	$3,241	$1,173	$37,764	$42,178

Segment liabilities	$1,271	$423	$9,149	$10,843

	As at March 31, 2024
	Precision Metal Parts	Services	Smart Carts	Total
Segment assets	$2,525	$1,047	$3,206	$6,778

Segment liabilities	$1,983	$2,252	$3,427	$7,662